Other receivables prepayments and other current assets (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Other receivables prepayments and other current assets
Deposit	$ 0	$ 5,714
Prepaid event costs	0	28,292
Prepaid software development fees	271,799	430,836
Prepaid product costs	45,249	97,010
Prepaid expenses	121,605	63,257
Total	$ 438,653	$ 625,109